Received SEC

MAY 27 2008

Washington, DC 20549

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

**Gary N. Sundick**
Vice President
Listing Qualifications

CERTNAS
001-08766

<u>*By Facsimile and First Class Mail*</u>

May 27, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

08048447

Dear Ms. Peters:

This is to certify that on May 27, 2008 The Nasdaq Stock Market (the "Exchange") received from J. Alexander's Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock (par value $.05 per share)
with associated Series A Junior Preferred Stock Purchase Rights

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick

PROCESSED
JUN 02 2008
THOMSON REUTERS

END